LEASES (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019 (six months)	$ 365
2020	980
2021	975
2022	1,003
2023 and thereafter	3,665
Total lease payments	6,988
Less: Interest	2,350
Operating lease liabilities	$ 4,638